Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) biological_asset	Dec. 31, 2024 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	229	56
Notional amount	$ 80,057	$ 22,970
Fair Value Asset/ (Liability)	1,049	1,012
(Loss)/Gain	$ (2,609)	$ 4,272
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	170	46
Notional amount	$ 43,680	$ 19,357
Fair Value Asset/ (Liability)	1,611	854
(Loss)/Gain	$ (1,764)	$ 3,446
Sugar | Buy put
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	46
Notional amount	$ (323)
Fair Value Asset/ (Liability)	(368)
(Loss)/Gain	$ (651)
Sugar | OTC
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset		5
Notional amount		$ 2,509
Fair Value Asset/ (Liability)		160
(Loss)/Gain		$ 828
Ethanol | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	13
Notional amount	$ 36,700
Fair Value Asset/ (Liability)	(194)
(Loss)/Gain	$ (194)
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset		2
Notional amount		$ 407
Fair Value Asset/ (Liability)		(18)
(Loss)/Gain		$ (18)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset		3
Notional amount		$ 697
Fair Value Asset/ (Liability)		16
(Loss)/Gain		$ 16